Risk management (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sensibilities [Abstract]
Net Interest Margin	R$ 200	R$ 378	R$ 385
Market Value of Equity	1,861	2,066	1,680
Value at Risk - Balance
VaR	R$ 1,744	R$ 1,380	R$ 804